Ordinary Shares - Schedule of Classification of Warrants on Weighted Average Assumptions (Details)	Dec. 31, 2024
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.51
Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	120.13
Expected term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Expected term	3 years
Expected dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input
Exercise price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.4
Market value of common stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.31